Equity - Schedule of Key Inputs into the Black-Scholes-Merton Model Variables (Details)	Jan. 26, 2024
Stock price [Member]
Schedule of Key Inputs into the Black-Scholes-Merton Model Variables [Line Items]
Measurement input	3.52
Risk-free interest rate [Member]
Schedule of Key Inputs into the Black-Scholes-Merton Model Variables [Line Items]
Measurement input	4.04
Volatility [Member]
Schedule of Key Inputs into the Black-Scholes-Merton Model Variables [Line Items]
Measurement input	62.34
Exercise price [Member]
Schedule of Key Inputs into the Black-Scholes-Merton Model Variables [Line Items]
Measurement input	4
Dividend yield [Member]
Schedule of Key Inputs into the Black-Scholes-Merton Model Variables [Line Items]
Measurement input